EXHIBIT C
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
ADVANTASERIES
PERIOD ENDING MAY 31, 2008
Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of June 20, 2008 and with respect to the performance of the Trust during the Monthly Period of May 1, 2008 through May 31, 2008 is set forth below.
The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.
The Record Date with respect to the current Payment Date is June 19, 2008.
The Determination Date with respect to the current calendar month is June 11, 2008.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on February 12, 2007 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on May 25, 2007 by Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of November 1, 2004.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on November 12, 2004 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

		Total amount of
	CUSIP Number	principal to be paid	Per $1,000

2005-D1	00761H CD 1	$20,000,000.00	$1,000.00
II. Information regarding the current monthly interest distribution to the Noteholders

		Total amount of
	CUSIP Number	interest to be paid	Per $1,000

2005-A2	00761H BK 6	$505,445.31	2.24642
2005-A3	00761H BM 2	$979,166.67	3.91667
2005-A5	00761H BP 5	$437,229.17	2.18615
2006-A2	00761H BR 1	$537,925.35	2.15170
2006-A3	00761H BS 9	$1,104,166.67	4.41667
2006-A4	00761H BT 7	$653,260.42	2.17753
2006-A5	00761H BV 2	$850,000.00	4.25000
2006-A6	00761H BW 0	$540,078.13	2.16031
2006-A7	00761H BX 8	$430,340.28	2.15170
2007-A1	00761H BZ 3	$435,506.94	2.17753
2007-A2	00761H CK 5	$937,500.00	4.16667
2007-A3	00761H CL 3	$437,229.17	2.18615
2007-A4	00761H CM 1	$432,062.50	2.16031
2007-A5	00761H CP 4	$1,026,013.89	2.56503
2008-A1	00761H CT 6	$486,718.75	3.89375
2008-A2	00761H CU 3	$479,324.44	3.92889
2005-B1	00761H BH 3	$246,170.14	2.46170
2006-B1		$241,864.58	2.41865
2006-B2	00761H BU 4	$293,719.62	2.34976
2007-B1	00761H CA 7	$234,975.69	2.34976
2007-B2	00761H CN 9	$458,333.33	4.58333
2004-C1	00761H BG 5	$303,864.58	3.03865
2005-C1	00761H BL 4	$257,364.58	2.57365
2006-C1	00761H BY 6	$356,693.75	2.54781
2004-D1	00761H CC 3	$64,400.35	6.44004
2005-D1	00761H CD 1	$77,134.03	3.85670
2005-D2	00761H CE 9	$96,417.53	3.85670
2006-D1	00761H CF 6	$63,017.19	4.20115
2006-D2	00761H CG 4	$101,799.48	4.07198
2006-D3	00761H CH 2	$115,701.04	3.85670
2007-D1	00761H CB 5	$83,500.87	3.34003

III. Information regarding the performance of the Advanta Business Card Master Trust

1. The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$1,213,560,340.49

2. The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$100,587,364.05

2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$23,840,462.91

2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$2,177,389.74

3. The Defaulted Amount for the Monthly Period preceding such Payment Date	$44,727,629.57

4. The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	8.44%

5. The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$5,996,670,691.12

6. The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$5,915,881,933.34

7. The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$93,604,547.85

8. The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$88,226,487.27

9. The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$4,923,383,762.00

10. The Transferor Interest as of the end of the Monthly Period preceding such Payment Date	$992,498,171.34

11. The transferor percentage as of the end of the Monthly Period preceding such Payment Date	16.78%

12. The Required Transferor Percentage	6.00%

13. The Required Transferor Interest	$354,952,916.00

14. The monthly principal payment rate for the Monthly Period preceding such Payment Date	20.24%

15. The balance in the Excess Funding Account as of the end of the Monthly Period preceding such Payment Date	$—

16. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

	Percentage of	Aggregate
	Total Receivables	Account Balance

(a) Delinquent between 30 days and 59 days	1.48%	$88,706,889.34
(b) Delinquent between 60 days and 89 days	1.24%	$74,524,372.41
(c) Delinquent between 90 days and 119 days	1.19%	$71,238,393.56
(d) Delinquent between 120 days and 149 days	0.84%	$50,521,044.81
(e) Delinquent between 150 days and 179 days	0.74%	$44,367,182.31
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	5.49%	$329,357,882.43

IV. Information regarding the AdvantaSeries
     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

	Initial Principal	Outstanding Principal	Adjusted Outstanding	Invested	Adjusted Invested
	Balance	Balance	Principal Balance	Amount	Amount

2005-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2005-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A2	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A4	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
2006-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A6	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A7	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A1	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2007-A3	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A4	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A5	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
2008-A1	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2008-A2	$122,000,000.00	$122,000,000.00	$122,000,000.00	$122,000,000.00	$122,000,000.00

Total Class A	$3,597,000,000.00	$3,597,000,000.00	$3,597,000,000.00	$3,597,000,000.00	$3,597,000,000.00

2005-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B2	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2007-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2007-B2	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00

Total Class B	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00

2004-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2005-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-C1	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00

Total Class C	$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00

2004-D1	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00
2005-D1	$20,000,000.00	$20,000,000.00	$—	$20,000,000.00	$20,000,000.00
2005-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D1	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00
2006-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D3	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00
2007-D1	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00

Total Class D	$150,000,000.00	$150,000,000.00	$130,000,000.00	$150,000,000.00	$150,000,000.00

Total AdvantaSeries	$4,612,000,000.00	$4,612,000,000.00	$4,592,000,000.00	$4,612,000,000.00	$4,612,000,000.00

The Accumulation Amount with respect to the current Monthly Period on deposit in the Collection Account as of the end of the Monthly Period and allocated for principal for the benefit of the Class D Notes.	$20,000,000.00

2. Weighted Average Floating Allocation Amount for the related Monthly Period	$4,492,483,870.97

3. The Floating Investor Percentage with respect to the period:
May 1, 2008 through May 15, 2008	72.7903903%

May 16, 2008 through May 19, 2008	77.5004910%

May 20, 2008 through May 31, 2008	76.9437759%

4. The Fixed Investor Percentage with respect to the period:

May 1, 2008 through May 15, 2008	72.7903903%

May 16, 2008 through May 19, 2008	77.5004910%

May 20, 2008 through May 31, 2008	76.9437759%

5. The amount of Investor Principal Collections applicable to the AdvantaSeries	$909,566,139.76

6a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period	$56,334,746.01

6b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period	$19,548,566.20

7. The AdvantaSeries Defaulted Amount for the related Monthly Period	$34,251,813.83

8. The AdvantaSeries Monthly Servicing Fee for the related Monthly Period	$7,480,833.34

9. AdvantaSeries performance for the related Monthly Period

a. The cash yield for the related Monthly Period		20.27%

b. The default rate for the related Monthly Period		9.15%

c. The Net Portfolio Yield for the related Monthly Period		11.12%

d. The Base Rate for the related Monthly Period		5.35%

e. The Excess Spread Percentage for the related Monthly Period		5.77%

f. The Quarterly Excess Spread Percentage		5.67%

i) Excess Spread Percentage related to	May-08	5.77%

ii) Excess Spread Percentage related to	Apr-08	4.79%

iii) Excess Spread Percentage related to	Mar-08	6.44%

g. The average Excess Spread Amount for the three preceding Monthly Periods		$21,265,118.20

i) Excess Spread Amount related to	May-08	$20,883,740.59

ii) Excess Spread Amount related to	Apr-08	$18,721,351.02

iii) Excess Spread Amount related to	Mar-08	$24,190,262.99

10. Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from May 20, 2008 through and including June 19, 2008		2.47875%

LIBOR for the 2008-A1 Tranche for the period from May 16, 2008 through and including June 19, 2008		2.50500%

11. Required interest payments

			Amounts withdrawn
	Required interest	Interest shortfalls	from the Collection
	amounts with respect to	and additional	Account for payment
	the current Interest	interest from	of required	Unpaid required
	Period	prior periods	interest amounts	interest amounts

2005-A2	$505,445.31	$—	$505,445.31	$—
2005-A3	$979,166.67	$—	$979,166.67	$—
2005-A5	$437,229.17	$—	$437,229.17	$—
2006-A2	$537,925.35	$—	$537,925.35	$—
2006-A3	$1,104,166.67	$—	$1,104,166.67	$—
2006-A4	$653,260.42	$—	$653,260.42	$—
2006-A5	$850,000.00	$—	$850,000.00	$—
2006-A6	$540,078.13	$—	$540,078.13	$—
2006-A7	$430,340.28	$—	$430,340.28	$—
2007-A1	$435,506.94	$—	$435,506.94	$—
2007-A2	$937,500.00	$—	$937,500.00	$—
2007-A3	$437,229.17	$—	$437,229.17	$—
2007-A4	$432,062.50	$—	$432,062.50	$—
2007-A5	$1,026,013.89	$—	$1,026,013.89	$—
2008-A1	$486,718.75	$—	$486,718.75	$—
2008-A2	$479,324.44	$—	$479,324.44	$—

Total Class A	$10,271,967.69	$—	$10,271,967.69	$—

2005-B1	$246,170.14	$—	$246,170.14	$—
2006-B1	$241,864.58	$—	$241,864.58	$—
2006-B2	$293,719.62	$—	$293,719.62	$—
2007-B1	$234,975.69	$—	$234,975.69	$—
2007-B2	$458,333.33	$—	$458,333.33	$—

Total Class B	$1,475,063.36	$—	$1,475,063.36	$—

2004-C1	$303,864.58	$—	$303,864.58	$—
2005-C1	$257,364.58	$—	$257,364.58	$—
2006-C1	$356,693.75	$—	$356,693.75	$—

Total Class C	$917,922.91	$—	$917,922.91	$—

2004-D1	$64,400.35	$—	$64,400.35	$—
2005-D1	$77,134.03	$—	$77,134.03	$—
2005-D2	$96,417.53	$—	$96,417.53	$—
2006-D1	$63,017.19	$—	$63,017.19	$—
2006-D2	$101,799.48	$—	$101,799.48	$—
2006-D3	$115,701.04	$—	$115,701.04	$—
2007-D1	$83,500.87	$—	$83,500.87	$—

Total Class D	$601,970.49	$—	$601,970.49	$—

Total AdvantaSeries	$13,266,924.45	$—	$13,266,924.45	$—

12. Principal Funding Account as of the related Payment Date

	Beginning	Required Principal	Actual Deposit	Amount Withdrawn	Withdrawals	Ending
	Principal Funding	Deposit Amount to	to the Principal	for Payment	of Coverage	Principal Funding
	Sub-Account	the Principal Funding	Funding	of Principal to	Funding Excess	Sub-Account
	Amount	Sub-Account	Sub-Account	Noteholders	Amount	Amount

2005-D1	$—	$20,000,000.00	$20,000,000.00	$20,000,000.00	$—	$—
13. Coverage Funding Required Amounts

a. Coverage Funding Amount as of the end of the related Monthly Period	$—

b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period	$—

c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period	$—

d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period	$—

14. Cash Collateral Account

a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)	$68,880,000.00

b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued on or prior to the Payment Date	$—

c. Interest earnings since the preceding Payment Date	$152,505.76

d. Amounts deposited to cover a Cash Collateral Account Deficit	$—

e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections	$—

f. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

h. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust Beneficial Interest	$152,505.76

i. Ending Cash Collateral Account balance on the related Payment Date	$68,880,000.00

j. The Required Cash Collateral Account Amount on the related Payment Date	$68,880,000.00

k. The Available Cash Collateral Account Amount on the related Payment Date	$68,880,000.00

l. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such Payment Date	NO

15. Spread Account

a. Beginning Spread Account balance (ending balance as of the previous Payment Date)	$—

b. On the Closing Date for a Tranche, the initial deposit into the Spread Account	$—

c. Interest earnings since the preceding Payment Date	$—

d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account balance	$—

e. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

f. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

g. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the Cash Collateral Account	$—

h. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of the Trust Beneficial Interest	$—

i. Ending Spread Account balance on the related Payment Date	$—

j. The Required Spread Account Amount on the related Payment Date	$—

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

				Excess of Subordinated
	Required subordination	Required Subordinated		Notes over Required
	percentage	Amount	Subordinated Notes	Subordinated Amount
Class A	18.3432%	$659,804,904	$995,000,000	$335,195,096
Class B	7.5269%	$310,258,818	$470,000,000	$159,741,182
Class C	2.5641%	$114,410,142	$130,000,000	$15,589,858

17. Adjusted Invested Amount as of the related Payment Date.

				Increase from
				reimbursements
			Increase from the	of Adjusted Invested
		Initial Principal	withdrawal of the	Amount Deficits and
	Beginning Adjusted	Balances and	Coverage Funding Excess	reductions due to	Reduction due to	Ending Adjusted
	Invested Amount	any increases from	Amount from	reallocation of Available	amounts deposited	Invested Amount
	for the related	the issuance of any	the Principal	Principal Collections and	into the Principal	for the related
	Payment Date	additional Notes	Funding Sub-Account	Investor Charge-Offs	Funding Sub-Account	Payment Date

2005-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2005-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2005-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A2	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A4	$300,000,000.00	$—	$—	$—	$—	$300,000,000.00
2006-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A6	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A7	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A1	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2007-A3	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A4	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A5	$400,000,000.00	$—	$—	$—	$—	$400,000,000.00
2008-A1	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2008-A2	$122,000,000.00	$—	$—	$—	$—	$122,000,000.00

Total Class A	$3,597,000,000.00	$—	$—	$—	$—	$3,597,000,000.00

2005-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B2	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2007-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2007-B2	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00

Total Class B	$525,000,000.00	$—	$—	$—	$—	$525,000,000.00

2004-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2005-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-C1	$140,000,000.00	$—	$—	$—	$—	$140,000,000.00

Total Class C	$340,000,000.00	$—	$—	$—	$—	$340,000,000.00

2004-D1	$10,000,000.00	$—	$—	$—	$—	$10,000,000.00
2005-D1	$20,000,000.00	$—	$—	$—	$20,000,000.00	$—
2005-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D1	$15,000,000.00	$—	$—	$—	$—	$15,000,000.00
2006-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D3	$30,000,000.00	$—	$—	$—	$—	$30,000,000.00
2007-D1	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00

Total Class D	$150,000,000.00	$—	$—	$—	$20,000,000.00	$130,000,000.00

Total AdvantaSeries	$4,612,000,000.00	$—	$—	$—	$20,000,000.00	$4,592,000,000.00

Advanta Bank Corp. as Servicer
By:	/s/ David B. Weinstock
	Name:	David B. Weinstock
	Title:	Vice President